ProFunds

7501 Wisconsin Avenue, Suite 1000E

Bethesda, Maryland 20814

September 18, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds

(File Nos. 333-28339 and 811-08239)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ProFunds (the “Registrant”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 115 under the Securities Act and Amendment No. 117 under the 1940 Act (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”). The purpose of this filing is to update the Registration Statement to reflect material changes to the principal investment strategy of the Large Cap Growth ProFund. The Registrant elects to update financial information in its next amendment filing pursuant to Rule 485(b).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Sincerely,

/s/Richard F. Morris
Richard F. Morris
Chief Legal Officer and Secretary